Income Tax Expense - Schedule of Deferred Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Hong Kong enterprises income tax:
Current tax	$ 63,168	$ 196,252	$ 22,574
Deferred tax
Total	$ 63,168	$ 196,252	$ 22,574